Mezzanine Equity - Additional Information (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020
Noncontrolling Interest [Member] | Subsidiaries [Member]
Temporary Equity [Line Items]
Temporary equity shares issued		142,196,089
Noncontrolling Interest [Member] | Subsidiaries [Member] | Consolidation, Eliminations [Member]
Temporary Equity [Line Items]
Temporary equity shares issued		80,340,268
TTP Member [Member]
Temporary Equity [Line Items]
Percentage of voting interests acquired	51.00%	51.00%